RECEIVABLES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RECEIVABLES
Trade Receivables	$ 50,906	$ 0	$ 0
Impairment Of Receivables	$ (50,906)	$ 470,278	$ 16,304